Related Party Transactions - Principal Transactions and Amounts Due From/To China Telecom Group (Detail) - China Telecom Group [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [Line Items]
Construction and engineering services	¥ 14,014	¥ 16,396	¥ 18,672
Receiving ancillary services	18,571	16,744	16,072
Interconnection revenues	97	80	48
Interconnection charges	183	204	193
Receiving community services	3,464	3,296	3,028
Net transaction amount of centralized services	133	519	727
Property lease income	57	48	53
Property lease expenses	577	713	654
Addition to right-of-use assets	284
Interest expense on lease liabilities	11
Provision of IT services	464	531	642
Receiving IT services	2,175	1,895	1,812
Purchases of telecommunications equipment and materials	3,538	3,760	4,248
Sales of telecommunications equipment and materials	1,444	2,760	3,291
Internet applications channel services	108	298	344
Interest on amounts due to and loans from China Telecom Group	1,485	2,099	2,720
Others	189	186	¥ 190
Net deposit by China Telecom Group with Finance Company	4,098
Interest expense on the deposit by China Telecom Group with Finance Company	7
Accounts receivable	1,188	1,327
Contract assets	27	24
Prepayments and other current assets	1,233	1,035
Total amounts due from related party	2,448	2,386
Accounts payable	19,531	20,983
Accrued expenses and other payables	6,069	2,171
Contract liabilities	162	145
Lease liabilities	389
Short-term debt	6,621	8,584
Long-term debt	23,300	37,000
Total amounts due to related party	¥ 56,072	¥ 68,883